Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Income Tax Expense Relates to the PRC [Abstract]
Schedule of income tax expense relates to the PRC
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Current tax expense	142,238,819	218,567,885	171,146,093
Deferred tax benefit	(94,389,779)	(190,009,905)	(133,913,450)
Total income tax expense	47,849,040	28,557,980	37,232,643

Schedule of components of the deferred tax assets and liabilities
	Year ended December 31
	2021	2022
	RMB	RMB
Deferred tax assets:
Net loans principal, interest and financing service fee receivables	444,036,207	316,744,794
Debt securities	1,350,771	3,992,140
Guarantee liabilities	-	37,120,604
Net operating loss carry-forwards	15,226,575	9,116,290
Lease liabilities	3,880,255	7,145,869
Other deferred tax assets	928,979	669,876
Total deferred tax assets	465,422,787	374,789,573

Valuation allowance	(15,226,575)	(9,116,290)
Deferred tax assets, net of valuation allowance	450,196,212	365,673,283
Net deferred tax assets	21,068,094	76,904,707
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Equity securities	(289,610)	(171,864)
Right-of-use assets	(4,049,202)	(7,444,339)
Intercompany receivables	(45,849,201)	(41,988,923)
Guarantee assets	(322,437,865)	(181,602,700)
Undistributed earnings from structured funds	(207,588,600)	(130,570,272)
Total deferred tax liabilities	(580,956,978)	(362,520,598)
Net deferred tax liabilities	(151,828,860)	(73,752,022)

Schedule of movement of valuation allowance
	Year ended December 31
	2021	2022
	RMB	RMB

At the beginning of year	10,443,239	15,226,575
Current year additions	7,238,296	613,314
Current year reversals	(2,427,869)	(6,722,726)
Current year expiration of carryforwards	(27,091)	(873)
Net change in the valuation allowance	4,783,336	(6,110,285)
At the end of year	15,226,575	9,116,290

Schedule of income before income tax
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Cayman Islands	(2,847,746)	(189,507)	(477,322)
BVI	(22,126)	(247)	(20,803)
Hong Kong	3,424,910	(11,202,740)	2,773,547
PRC	162,146,528	105,157,938	170,308,632
Total	162,701,566	93,765,444	172,584,054

Schedule of reconciliation of statutory income tax rate to the effective income tax rate
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:

Tax-free income	(8.02)%	(10.63)%	(1.36)%
Non-deductible share option expense	9.54%	5.00%	0.84%

Other non-deductible expenses	0.29%	2.56%	0.67%
Zero tax rate in foreign countries	0.44%	0.05%	0.07%
Differential and preferential tax rates	(0.49)%	3.05%	(1.82)%
Changes in valuation allowance	2.49%	5.14%	(3.54)%
Others	0.16%	0.29%	1.71%
Effective income tax rate	29.41%	30.46%	21.57%